Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	$ 2,373,962,103	1,904,512,941
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.43%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.98%
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 50,463,245	152,361,242
Other financial liabilities, Non-current	$ 1,224,480,333	778,811,712
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.63%
Other financial liabilities, Current	$ 50,463,242	152,361,239
Other financial liabilities, Non-current	$ 1,224,480,333	778,811,712
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial liabilities, Current	$ 3	3
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	12,442,994	4,328,462
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	12,442,991	4,328,459
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	3
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	38,020,251	148,032,780
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	38,020,251	148,032,780
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	241,207,402	32,578,347
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	241,207,402	32,578,347
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	94,561,862	179,751,687
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	94,561,862	179,751,687
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	93,247,890	50,591,710
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	93,247,890	50,591,710
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	91,726,554	50,497,511
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	91,726,554	50,497,511
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	703,736,625	465,392,457
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	703,736,625	465,392,457
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	127,003,168	473,423,355
Other financial liabilities, Non-current	1,928,296,195	1,827,425,229
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	23,583,158	23,086,898
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	103,420,010	450,336,457
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	124,818,921	115,880,877
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	312,842,803	113,789,156
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,075,250,806	279,125,483
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	44,701,057	950,196,243
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 370,682,608	368,433,470
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.05%
Other financial liabilities, Current	$ 74,187,888	420,720,238
Other financial liabilities, Non-current	$ 1,744,990,981	1,601,306,796
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Other financial liabilities, Current	$ 52,815,280	52,703,117
Other financial liabilities, Non-current	183,305,214	226,118,433
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	20,985,526	20,050,165
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,597,632	3,036,733
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	53,202,362	400,670,073
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	50,217,648	49,666,384
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	74,187,887	65,302,852
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	50,631,034	50,578,025
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	264,396,015	65,302,852
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	48,446,788	48,486,304
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,027,168,814	232,730,900
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	48,081,992	46,394,583
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	8,555,657	904,151,004
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	36,145,400	46,045,239
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 370,682,608	333,819,188
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 34,614,282